COLT 2022-3 ABS-15G

Exhibit 99.38

EXECUTIVE SUMMARY

COLT 2022-3

Description of the due diligence performed

Overview of the assets that were reviewed

Incenter LLC d/b/a Edgemac (“Edgemac”) performed an independent third-party due diligence review of 1 loan acquired by LSRMF Acquisitions II, LLC (the “Client”). The review was performed in August 2021 using the scope of review described herein, which was agreed to at the time of review. The results of the review performed by Edgemac only reflect information concerning the related loans on which such review was performed as of the date such review was performed based on the scope of review used as of the date such review was performed and not as of any subsequent date, Edgemac has not subsequently performed any review with respect to the loans, and Edgemac will not be required to complete or provide any additional, new, or refreshed review or results with respect to the loans.

Sampling of assets

Edgemac follows the nationally recognized statistical rating organizations, NRSRO(s), criteria. For all originators, Edgemac performed review on 100% of the loans. The loan population was 1 loan for an aggregate original principal balance of $910,000.00.

The review was conducted in accordance with the following NRSRO(s) Third Party Due Diligence Criteria:

Identity of NRSRO	Title and Date of Criteria
Fitch Ratings, Inc.	U.S. RMBS Rating Criteria May 4, 2021

Data integrity and methodology

Edgemac performed data integrity analysis on all loans in the sample by comparing the information supplied on the data tape against the source documents in the loan file. All discrepancies are reported on the Final Tape Compare Report.

The data comparison consisted of the following data fields:

Data Comparison Fields
# Units
Address
Appraisal Date
Appraised Value
Appraiser Name
Back/Qual DTI
City
Co-Borr SSN
Co-Borrower First Name
Co-Borrower Last Name
Combined LTV
Doc Type
Doc Type Level
DSCR

First Pymt Date
First Time Homebuyer
Floor Rate
Front DTI
I/O Term
Interest Type
Lien Position
Life Cap
Loan Number
Loan Purpose
Maturity Date
Mortgagor First Name
Mortgagor Last Name
Mortgagor SSN
Occupancy
Original / Note Payment
Original Balance
Original Interest Rate
Original LTV
Original Term to Maturity
Origination Channel
Origination/Note Date
Outstanding Subordinate Liens
Prepayment Penalty
Prepayment Penalty Period
Product Type
Program
Property Sales Price
Property Type
Qualifying FICO Score
Self Employed Co-Borrower
Self Employed Mortgagor
State
TILA Status Code
Zip

Underwriting Conformity

Edgemac performed a complete review of all loan files, as supplied by the Client, to determine whether the loans were originated in accordance with the Client’s underwriting guidelines, eligibility requirements, and applicable Policies & Procedures, noting any exceptions and compensating factors. The review included, where applicable, the following items:

Credit, Income, Assets and Employment

A.	Validate that the appropriate documentations were provided as required by guidelines for the Debt Service Coverage Ratio (DSCR) when required. Make a reasonable assessment of whether there are any indications that source documentation may be fraudulent.
B.	Validate that assets used for qualification match the documentation in the file and the information used to calculate down payment, closing costs, and reserves meet program guideline requirements
C.	Review exceptions, compensating factors and underwriter comments, if available
D.	Review the loan approval against all supporting documentation and loan application to verify accuracy
E.	Review the initial loan application against the final loan application or other loan applications found in the file to validate the application was signed, properly completed and to expose discrepancies
F.	Evaluate that a credit report has been provided for all borrowers/guarantors and assess whether it was pulled in a timely manner and that the credit scores meet applicable guidelines. Verify whether any fraud alerts are listed on the credit reports and make a reasonable assessment of whether the borrower’s profile adheres to applicable guidelines
G.	Review the loan file for inconsistencies based on information derived from source documentation provided in the loan file, for the purposes of identifying misrepresentations contained in the loan file, including with respect to occupancy.

Occupancy, Taxes, Title and Insurance

A.	Review for occupancy representation versus occupancy type
B.	Review the title report for possible judgments and other liens that may have existed upon origination; verify chain of title.
C.	Verify and validate the file contains sufficient property insurance coverage as required by guidelines; confirm property insurance policy contains appropriate mortgagee clause. For subject properties located in a Special Flood Hazard Area where flood insurance is required, verify and validate the file contains sufficient flood insurance coverage as required by guidelines and that flood insurance policy contains appropriate mortgagee clause.
D.	Review property details on appraisal including a review for ineligible properties.
E.	Verify that a business use affidavit was executed by the borrowers/guarantors.

Property Valuation Review

Edgemac reviewed all loans to validate the original appraisal report was provided in the loan file and that it is substantially complete. The evaluation included the following components:

A.	Review the original appraisal report to ensure the valuation was performed by a licensed appraiser and in accordance with guidelines,
B.	Verify subject property type meets applicable guidelines,
C.	Note any exceptions to stated value or appraisal guidelines,
D.	Verify value used to calculate LTV/CLTV and note any deviations,
E.	Verify the appraisal report matches loan documents, and
F.	Review additional valuation products in the file; if there is a 10% variance, Client is notified and an additional independent valuation product will be obtained.

Regulatory Compliance Review

Not Applicable.

Document Review

Edgemac reviewed all mortgage loan files supplied and verified that the following documents, if applicable, were included in the file and that the data on the documents was consistent:

•	Initial Application (1003)

•	Final Application (1003)
•	Loan Approval /1008
•	HUD1 from Sale of Previous Residence
•	HUD-1 Settlement Statements
•	Sales Contract
•	Mortgage/Deed of Trust
•	Note
•	Guaranty Agreement
•	Occupancy Affidavit
•	Lease Agreements
•	Business Purpose Affidavit
•	Junior Lien Information
•	Subordination Agreement
•	Income Documentation
•	Employment Documentation
•	Asset Documentation
•	Credit Reports
•	Appraisal
•	Title/Preliminary Title
•	Flood and Hazard Insurance Policies
•	Flood Certificates
•	Notice of Special Flood Hazards

Other review and methodology

Not applicable.

Summary of findings and conclusions of review

Below provides the summary of the review findings:

Final Overall Grade Summary

Overall	# of Mortgage Loans	% of Mortgage Loans
B	1	100.00%
Total	1	100.00%

Credit Grade Summary

Credit	# of Mortgage Loans	% of Mortgage Loans
B	1	100.00%
Total	1	100.00%

Compliance Grade Summary

Compliance	# of Mortgage Loans	% of Mortgage Loans
A	1	100.00%
Total	1	100.00%

Property Grade Summary

Property	# of Mortgage Loans	% of Mortgage Loans
A	1	100.00%
Total	1	100.00%

Exception Summary

Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

Credit Exception Categories	Exception Count	Exception Grade C	Exception Grade B
Credit - Credit	1	0	1
Total	1		1

Compliance Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Property Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Data Integrity Summary

The table below provides a summary of the data compare results:

Field Name	# of Discrepancies	% Accuracy
# Units	0	100.00%
Address	0	100.00%
Appraisal Date	0	100.00%
Appraised Value	0	100.00%
Appraiser Name	0	100.00%
Back/Qual DTI	0	100.00%
City	0	100.00%
Co-Borr SSN	0	100.00%
Co-Borrower First Name	0	100.00%
Co-Borrower Last Name	0	100.00%
Combined LTV	0	100.00%
Doc Type	1	0.00%
Doc Type Level	1	0.00%
DSCR	0	100.00%
First Pymt Date	0	100.00%

First Time Homebuyer	0	100.00%
Floor Rate	0	100.00%
Front DTI	0	100.00%
I/O Term	0	100.00%
Interest Type	0	100.00%
Lien Position	0	100.00%
Life Cap	0	100.00%
Loan Number	0	100.00%
Loan Purpose	0	100.00%
Maturity Date	0	100.00%
Mortgagor First Name	0	100.00%
Mortgagor Last Name	0	100.00%
Mortgagor SSN	0	100.00%
Occupancy	0	100.00%
Original / Note Payment	0	100.00%
Original Balance	0	100.00%
Original Interest Rate	0	100.00%
Original LTV	0	100.00%
Original Term to Maturity	0	100.00%
Origination Channel	0	100.00%
Origination/Note Date	0	100.00%
Outstanding Subordinate Liens	0	100.00%
Prepayment Penalty	0	100.00%
Prepayment Penalty Period	0	100.00%
Product Type	0	100.00%
Program	0	100.00%
Property Sales Price	0	100.00%
Property Type	0	100.00%
Qualifying FICO Score	0	100.00%
Self Employed Co-Borrower	0	100.00%
Self Employed Mortgagor	0	100.00%
State	0	100.00%
TILA Status Code	0	100.00%
Zip	0	100.00%
Total	2	95.92%

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